Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
FMI PROVIDENT TRUST STRATEGY FUND (Prospectus Summary) | FMI PROVIDENT TRUST STRATEGY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
FMI Provident Trust Strategy Fund (the "Fund") seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions when
it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover may indicate higher transaction
costs and may result in higher taxes when Fund shares are
held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect
the Fund's performance. During the most recent fiscal year,
the Fund's portfolio turnover rate was 28 % of the average
value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other
mutual funds.

The Example assumes that you invest $10,000 in the Fund for
the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that
your investment has a 5% return each year and that the Fund's operating expenses remain the same .

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests mainly in a limited number of multi-capitalization growth stocks of United States companies. The Fund is a non-diversified core growth equity fund seeking to exceed domestic stock market index returns (the S&P 500) over investment cycles (in the portfolio managers'
view, an investment cycle lasts for 5-7 years and includes both a 30%
advance and a 20% decline in the stock market). The Fund can flexibly allocate assets to moderate volatility, and selects common stocks of all market capitalizations based on their potential to appreciate in value relative to other stocks. Stock selection criteria include improving revenue and earnings growth, increasing margins, significant stock ownership by management and improving price-to-earnings ratios.
The Fund's portfolio managers generally prefer to invest in large capitalization and medium capitalization stocks (namely, companies with at least $2 billion in market capitalization) but may also invest a portion of the portfolio in small capitalization stocks. When selecting individual stock investments, the Fund's portfolio managers take a
"bottom-up" investment approach, meaning that they select investments based on their assessment of whether an individual company has the potential for above average growth.

The portfolio managers employ a sell discipline pursuant to which they will:

o Reduce or sell an entire position when it reaches the portfolio managers'
  target price,

o Sell or reduce a position as part of their asset allocation process, or

o Sell an entire position when fundamentals are deteriorating.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals:

  o Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.
    Price changes may occur in the market as a whole, or they may occur in only a particular company,industry, or sector of the market.

  o Asset Allocation Risk: The Fund may allocate its investments among various asset classes. The Fund's performance will be affected by its portfolio managers' ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests.

  o Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.

  o Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

  o Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these may underperform.

  o Credit Risk: The issuers of bonds and other debt securities may not be able to make interest or principal payments. Issuers may suffer adverse changes in financial condition that would lower the credit quality of the security leading to greater volatility in the price of the security.

  o Interest Rate Risk: Debt securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. So, when interest rates rise, the prices of bonds and other debt securities generally fall. Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of interest rate increases that have caused significant declines in bond prices.

  o Prepayment Risk: The issuers of bonds or other debt securities may prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gain when interest rates decline and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the average life of the security and making a security more sensitive to interest rate changes.

  o Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the
Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). For additional information on this index, please see "Index Description" in the Prospectus. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.fmifunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500").
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.fmifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FMI Provident Trust Strategy Fund (Annual total return as of 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note:   During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 13.41% (quarter ended September 30, 2009) and the lowest total return for a quarter was -14.74% (quarter ended December 31,
        2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
FMI PROVIDENT TRUST STRATEGY FUND (Prospectus Summary) | FMI PROVIDENT TRUST STRATEGY FUND | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
FMI PROVIDENT TRUST STRATEGY FUND (Prospectus Summary) | FMI PROVIDENT TRUST STRATEGY FUND | FMI PROVIDENT TRUST STRATEGY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	(18.13%)
Annual Return 2003	rr_AnnualReturn2003	32.29%
Annual Return 2004	rr_AnnualReturn2004	12.85%
Annual Return 2005	rr_AnnualReturn2005	15.47%
Annual Return 2006	rr_AnnualReturn2006	9.43%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	(21.00%)
Annual Return 2009	rr_AnnualReturn2009	24.78%
Annual Return 2010	rr_AnnualReturn2010	12.89%
Annual Return 2011	rr_AnnualReturn2011	(3.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
FMI PROVIDENT TRUST STRATEGY FUND (Prospectus Summary) | FMI PROVIDENT TRUST STRATEGY FUND | FMI PROVIDENT TRUST STRATEGY FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.03%
FMI PROVIDENT TRUST STRATEGY FUND (Prospectus Summary) | FMI PROVIDENT TRUST STRATEGY FUND | FMI PROVIDENT TRUST STRATEGY FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%